Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Basis of preparation [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
The below table summarizes the impact of adoption of IFRS 15 on the Group’s consolidated financial statements for the year ended March 31, 2019

Consolidated Statement of Financial Position
(In thousands of Rupees, except share data and as otherwise stated)

Particulars	(As Reported) ₹	Adjustments under IFRS 15 ₹	(without adoption of IFRS 15) ₹
Assets
Property, plant and equipment	8,636,012	-	8,636,012
Intangible assets	576,519	-	576,519
Leasehold prepayments	1,322,748	-	1,322,748
Other assets	1,831,937	-	1,831,937
Deferred Contract costs	30,626	(30,626)	-
Other investments	194,639	-	194,639
Deferred tax assets	236,046	-	236,046
Total non-current assets	12,828,527	(30,626)	12,797,901
Inventories	1,715,314	-	1,715,314
Trade and other receivables (net)	12,627,440	-	12,627,440
Contract Assets	33,634	-	33,634
Deferred Contract costs	82,405	(82,405)	-
Prepayments for current assets	400,883	-	400,883
Restricted Cash	313,057	-	313,057
Cash and Bank Balances	1,934,918	-	1,934,918
Current assets	17,107,651	(82,405)	17,025,246

Total assets	29,936,178	(113,031)	29,823,147

Equity
Share capital	1,804,258	-	1,804,258
Share premium	19,352,084	-	19,352,084
Share based payment reserves	306,080	-	306,080
Other components of equity	54,613	46,633	101,246
Accumulated deficit	(10,738,207)	-	(10,738,207)
Total equity attributable to equity holders of the Company	10,778,828	46,633	10,825,461
Total Equity	10,778,828	46,633	10,825,461

Liabilities		-	-
Finance lease obligations, other than current instalments	27,027	-	27,027
Borrowings	3,328,544	-	3,328,544
Employee benefits	170,811	-	170,811
Contract Liabilities	1,022,385	(35,604)	986,781
Other liabilities	172,423	-	172,423
Total non-current liabilities	4,721,190	(35,604)	4,685,586

Finance lease obligations current instalments	69,852	-	69,852
Borrowings	3,329,767	-	3,329,767
Bank Overdraft	1,553,203	-	1,553,203
Trade and other payables	8,149,536	-	8,149,536
Contract liabilities	1,333,802	(124,060)	1,209,742
Total current liabilities	14,436,160	(124,060)	14,312,100

Total liabilities	19,157,350	(159,664)	18,997,686

Total equity and liabilities	29,936,178	(113,031)	29,823,147

Consolidated Statement of Income
(In thousands of Rupees, except share data and as otherwise stated)

Particulars	(As Reported) ₹	Adjustments under IFRS 15 ₹	(without adoption of IFRS 15) ₹
Revenue	21,546,885	12,739	21,559,624

Cost of goods sold and services rendered	(13,602,224)	(4,321)	(13,606,545)

Other income	217,216	-	217,216

Selling, general and administrative expense	(4,874,620)	-	(4,874,620)

Depreciation and amortisation	(1,533,912)	-	(1,533,912)

Income from operating activities	1,753,345	8,418	1,761,763

Finance Income	46,314	-	46,314

Finance Expenses	(728,344)	-	(728,344)

Net Finance Expenses	(682,030)	-	(682,030)

Profit before tax	1,071,315	8,418	1,079,733

Income tax (expense) / benefit	(2,612)	-	(2,612)

Profit for the period	1,068,703	8,418	1,077,121

Profit attributable to:

Equity holders of the Company	1,068,703	8,418	1,077,121

Non-controlling interest	-		-
	1,068,703	8,418	1,077,121

Basic earnings per share	6.92	0.06	6.98

Diluted earnings per share	6.86	0.06	6.92